Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net interest (expense)/income		£ 9,845	£ 10,537	£ 10,608
Other income		56	54	50
Operating expenses		15,456	16,338	18,536
Profit before tax		3,541	3,230	1,146
Tax expense (income), continuing operations		2,240	993	1,149
(Loss)/Profit after tax		(894)	2,828	623
Profit/(loss) after tax in respect of continuing operations		1,301	2,237	(3)
(Loss)/Profit after tax in respect of discontinued operation		(2,195)	591	626
Exchange differences on translation [abstract]
Currency translation differences	[1]	(1,337)	3,024	748
Available-for-sale financial assets [abstract]
Net gains/losses from changes in fair value		473	2,147	64
Net gains transferred to net profit on disposal		(294)	(912)	(374)
Net losses/(gains) transferred to net profit due to impairment		3	20	17
Net losses/ (gains) transferred to net profit due to fair value hedging		283	(1,677)	(148)
Changes in insurance liabilities and other movements		11	53	86
Tax		(27)	(18)	126
Cash flow hedging reserve [abstract]
Net gains/(losses) from changes in fair value		(626)	1,455	(312)
Net gains transferred to net profit		(643)	(365)	(238)
Tax		321	(292)	57
Other		(5)	13	20
Other comprehensive (loss)/income that may be recycled to profit or loss		(1,841)	3,448	46
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Retirement benefit remeasurements		115	(1,309)	1,176
Own credit		(7)	0	0
Tax		(66)	329	(260)
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations		42	(980)	916
Total comprehensive income for the year		(1,392)	6,816	237
Profit (loss), attributable to [abstract]
Ordinary equity holders		(1,922)	1,623	(394)
Other equity holders		639	457	345
Total equity holders of the parent		(1,283)	2,080	(49)
Comprehensive income attributable to [abstract]
Equity holders of the parent		(1,749)	5,233	45
Non-controlling interests		357	1,583	192
Total comprehensive income for the year		(1,392)	6,816	237
Parent [member]
Disclosure of operating segments [line items]
Dividends received from subsidiary		674	621	876
Net interest (expense)/income		10	5	7
Other income		690	334	227
Operating expenses		96	26	6
Profit before tax		1,258	934	1,090
Tax expense (income), continuing operations		111	60	43
(Loss)/Profit after tax		1,147	874	1,047
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Other comprehensive income for the period		60	26	0
Total comprehensive income for the year		1,207	900	1,047
Profit (loss), attributable to [abstract]
Ordinary equity holders		508	417	702
Other equity holders		639	457	345
Total equity holders of the parent		1,147	874	1,047
Comprehensive income attributable to [abstract]
Equity holders of the parent		568	443	702
Non-controlling interests		639	457	345
Total comprehensive income for the year		1,207	900	1,047
Barclays Bank PLC [member]
Disclosure of operating segments [line items]
Net interest (expense)/income		9,748	11,457	11,363
Other income		69	57	35
Operating expenses	[2]	15,689	16,348	18,536
Profit before tax		3,166	4,383	1,914
Tax expense (income), continuing operations		2,125	1,245	1,302
(Loss)/Profit after tax		(1,154)	3,729	1,238
Profit/(loss) after tax in respect of continuing operations		1,041	3,138	612
(Loss)/Profit after tax in respect of discontinued operation		(2,195)	591	626
Exchange differences on translation [abstract]
Currency translation differences	[3]	(1,310)	3,027	748
Available-for-sale financial assets [abstract]
Net gains/losses from changes in fair value	[3]	404	2,178	60
Net gains transferred to net profit on disposal	[3]	(294)	(912)	(377)
Net losses/(gains) transferred to net profit due to impairment	[3]	3	20	17
Net losses/ (gains) transferred to net profit due to fair value hedging	[3]	283	(1,677)	(148)
Changes in insurance liabilities and other movements	[3]	60	53	86
Tax	[3]	(27)	(18)	132
Cash flow hedging reserve [abstract]
Net gains/(losses) from changes in fair value	[3]	(428)	689	(990)
Net gains transferred to net profit	[3]	(602)	(431)	(276)
Tax	[3]	256	(59)	221
Other		(7)	47	19
Other comprehensive (loss)/income that may be recycled to profit or loss		(1,662)	2,917	(508)
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Retirement benefit remeasurements		115	(1,309)	1,179
Own credit		(7)	0	0
Tax		(66)	329	(260)
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations		42	(980)	919
Total comprehensive income for the year		(1,473)	7,186	303
Profit (loss), attributable to [abstract]
Ordinary equity holders		(1,937)	2,867	566
Other equity holders		639	457	345
Total equity holders of the parent		(1,298)	3,324	911
Comprehensive income attributable to [abstract]
Equity holders of the parent		(1,585)	5,947	457
Non-controlling interests		112	1,239	(154)
Total comprehensive income for the year		(1,473)	7,186	303
Continuing operations [member]
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Other comprehensive income for the period		(1,799)	2,468	962
Total comprehensive income for the year		(498)	4,705	959
Comprehensive income attributable to [abstract]
Total comprehensive income for the year		(498)	4,705	959
Continuing operations [member] | Barclays Bank PLC [member]
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Other comprehensive income for the period		(1,620)	1,937	411
Total comprehensive income for the year		(579)	5,075	1,023
Comprehensive income attributable to [abstract]
Total comprehensive income for the year		(579)	5,075	1,023
Discontinued operations [member]
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Other comprehensive income for the period		1,301	1,520	(1,348)
Total comprehensive income for the year		(894)	2,111	(722)
Comprehensive income attributable to [abstract]
Total comprehensive income for the year		(894)	2,111	(722)
Discontinued operations [member] | Barclays Bank PLC [member]
Other comprehensive (loss)/ income not reclyced to profit or loss [abstract]:
Other comprehensive income for the period		1,301	1,520	(1,346)
Total comprehensive income for the year		(894)	2,111	(720)
Comprehensive income attributable to [abstract]
Total comprehensive income for the year		£ (894)	£ 2,111	£ (720)

[1]	Includes £ 189 m loss (2016: £ 101 m gain) on recycling of currency translation differences.
[2]

Total operating expenses of £ 15,689 m (2016: £ 16,348 m; 2015: £ 18,536 m) include depreciati on of property, plant and equipment of £ 303 m (2016: £ 482 m; 2015: £ 475 m), amortisation of intangible assets of £ 478 m (2016: £ 661 m; 2015: £ 570 m),goodwill impairment nil( 2016 : nil; 2015 : £ 102 m) and administration and other expenses of £ 14,908 m (2016 £ 15,20 5 m; 2015: £ 17,389 m).

[3]	For further details refer to Note k